Income taxes and deferred taxes	12 Months Ended
Dec. 31, 2024
Income taxes and deferred taxes
Income taxes and deferred taxes

30.Income taxes and deferred taxes

The major components of income tax expense for the years ended December 31, 2024, 2023 and 2022 are as follows:

	For the year ended December 31
(in EUR 000)	2024	2023	2022
Current tax income/(expense):	(2,811)	1,442	(1,179)
which consists of:
Current tax income/(expense) for the year	(2,963)	2,152	(1,179)
Current tax income/(expense) for prior periods	152	(710)	0
Deferred tax income/(expense)	7	3	10
Total Income tax income/(expense)	(2,804)	1,445	(1,169)

As of January 1, 2022, new tax regulations are in place in the US in which R&D expenses could no longer be deducted when incurred but instead they should be capitalized only for tax purposes and amortized over a 5 year period. A current tax liability was recognized. During 2023, the Company finalized its R&D tax credit study and reached the conclusion that R&D expenses can be deducted when incurred. The R&D tax credit study concluded that taking into account that the research and development by the US subsidiary was done under the direction of the parent in Belgium and benefited Belgian parent’ business, the expenditures in the US should be deducted when incurred. As a result the current tax liability which was outstanding as at December 31, 2022 amounting to €1.6 million was reversed.

The current tax expense mainly relates to (i) accrual of the liability of uncertain tax position for an amount of €2.2 million (2023: reversal of tax liability in US for an amount of €1.6 million) - see more details above) (ii) income tax paid or payable by certain of the Company’s subsidiaries for an amount of €638,000 (2023: €185,000).

The current tax liability of €4.3 million includes a liability for uncertain tax positions for an amount of €4.0 million and an income tax liability for an amount of €317,000. The uncertain tax position was recorded following certain public rulings and new guidance issued by tax authorities in one of the jurisdictions that the Company operates in. During the year 2024, the Company reassessed its uncertain tax position in light of new guidance, rulings, and precedents issued by tax authorities in one of the jurisdictions in which it operates. As a result of this reassessment, the Company recorded an updated provision to reflect the updated interpretation of the applicable tax regulations and the associated potential exposure.

The deferred tax relates to subsidiaries where some payroll accruals, right-of-use assets and lease liabilities are temporary differences in the determination of the taxable income. These temporary differences generate deferred tax income/(expense) of € 7,000 in 2024, € 3,000 in 2023 and €10,000 in 2022.

The income tax expenses can be reconciled to the Company’s Belgian statutory income tax rate of 25% (25% in 2023) as follows:

	For the year ended December 31
(in EUR 000)	2024	2023	2022
Loss for the period before taxes	(56,432)	(44,657)	(30,056)
Company statutory income tax rate	25.00%	25.00%	25.00%
Income tax at company statutory tax rate	14,108	11,164	7,514
Foreign tax rate differential	217	93	69
Unrecognized DTA on tax losses and temporary differences	(13,991)	(10,660)	(9,058)
Release of the non-recognition of DTA	6	2,332	—
Non deductible expenses	(610)	(387)	(566)
Share based payments	(992)	(653)	(674)
Income not subject to tax	269	112	974
Tax adjustments to the previous period	152	(710)	—
Local income taxes	(2,173)	46	601
Other	210	108	(29)
Income tax at company effective tax rate	(2,804)	1,445	(1,169)
Company effective income tax rate	(4.97)%	3.24%	(3.89)%

The tax adjustments to the previous period and release of the non-recognition of DTA relates to the reversal of the current tax liability in the US subsidiary due to the R&D tax credit study (see above for more information).

The local income taxes in the effective tax rate reconciliation mainly relates to the theoretical tax exposure on R&D costs in the Australian subsidiary.

The Belgian entity and the Australian entity have historical losses that can be carried forward to future taxable income. The Belgian entity has tax losses for €213.5 million as at December 31, 2024 (2023: €153.6 million, 2022 : €108.2 million). The Australian entity has tax losses for €2.8 million as at December 31, 2024 (2023: €1.8 million, 2022: €2.6  million). Due to the fact that these entities are not expected to generate significant profits in the near future, no deferred tax assets on tax losses carried forward and temporary differences have been recognized at this stage.

Deferred tax assets and liabilities are detailed below by nature of temporary differences for the year ended December 31, 2024 and 2023:

	As at December 31, 2024
(in EUR 000)	Assets	Liabilities	Net
Intangible assets	1,242	—	1,242
Property, plant and equipment	9	(16)	(7)
Right-of-use assets	—	(760)	(760)
Other current assets	5	—	5
Financial debt (Recoverable Cash Advances, EIB Loan and derivatives)	2,057	(805)	1,252
Lease liabilities	796	—	796
Other current liabilities	48	(40)	8
Other non-current assets	—	(28)	(28)
Tax-losses carried forward	54,100	—	54,100
Total gross deferred tax assets/(liabilities)	58,257	(1,649)	56,608
Netting by tax entity	(1,630)	1,630	—
Unrecognized deferred tax assets	(56,551)	—	(56,551)
Total deferred tax assets/(liabilities)	76	(19)	57

	As at December 31, 2023
(in EUR 000)	Assets	Liabilities	Net
Intangible assets	1,064	—	1,064
Property, plant and equipment	6	—	6
Right-of-use assets	—	(805)	(805)
Other current assets	—	(71)	(71)
Financial debt (Recoverable Cash Advances and derivatives)	1,948	—	1,948
Lease liabilities	839	—	839
Retirement benefit obligations	2	—	2
Other current liabilities	49	(30)	19
Tax-losses carried forward	38,886	—	38,886
Total gross deferred tax assets/(liabilities)	42,794	(906)	41,888
Netting by tax entity	(897)	897	—
Unrecognized deferred tax assets	(41,841)	—	(41,841)
Total deferred tax assets/(liabilities)	56	(9)	47

The Company accumulates tax losses that are carried forward indefinitely for offset against future taxable profits of the Company. As stated above, the entities accumulating tax losses are not expected to generate significant profits in the near future so no deferred tax assets on tax losses carried forward and temporary differences have been recognized at this stage. The recognized deferred tax assets and liabilities in the consolidated balance sheets of the Company are positions that arise in the subsidiary in Israel and US.